Leases (Tables)	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Future minimum payments for capital leases
Future minimum payments under capital leases for the years ending March 31,	Principal repayment	Interest payment	Total obligations
	$ in thousands	$ in thousands	$ in thousands

2020	27	1	28
2021	5	—	5

	32	1	33

Future minimum payments for operating leases
Year ending March 31,	$ in thousands

2020	95
95

Future minimum rental income
Year ending March 31,	$ in thousands

2020	112
2021	110
2022	109
2023	109
2024	23
463